(Losses)/earnings per share	9 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
(Losses)/earnings per share

10. (Losses)/earnings per share

	Three Months Ended		Nine Months Ended
	March 31, 2020	March 31, 2019	March 31, 2020 Cents	March 31, 2019 Cents
Losses per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(2.84)	(5.00)	(8.66)	(14.02)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(2.84)	(5.00)	(8.66)	(14.02)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(2.84)	(5.00)	(8.66)	(14.02)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(2.84)	(5.00)	(8.66)	(14.02)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(15,263)	(24,970)	(45,330)	(69,073)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(15,263)	(24,970)	(45,330)	(69,073)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(15,263)	(24,970)	(45,330)	(69,073)

	Three Months Ended		Nine Months Ended
	March 31, 2020 (in shares)	March 31, 2019 (in shares)	March 31, 2020 (in shares)	March 31, 2019 (in shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	537,665,396	499,141,882	523,741,908	492,782,636
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	537,665,396	499,141,882	523,741,908	492,782,636

Options granted to employees are considered to be potential ordinary shares. These securities have been excluded from the determination of basic losses per share in the three and nine months ended March 31, 2020 and 2019. Shares that may be paid as contingent consideration have also been excluded from basic losses per share. They have been excluded from the calculation of diluted losses per share because they are anti-dilutive for the three and nine months ended March 31, 2020 and 2019.